TAXATION - Deferred tax assets and liabilities rollforward (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Deferred tax assets and liabilities
Balance	$ (25,296,931)	$ (28,472,383)
Additions for business combination		(996,824)
Income tax provision	134,770	5,115,586
Conversion difference	(43,779)	(943,310)
Balance	(25,205,940)	(25,296,931)
Deferred tax assets
Deferred tax assets and liabilities
Balance	25,983,983	22,789,755
Additions for business combination		765,384
Income tax provision	(1,153,228)	3,524,507
Conversion difference	(147,160)	(1,095,663)
Balance	24,683,595	25,983,983
Tax Loss-Carry Forward
Deferred tax assets and liabilities
Balance	21,582,404	16,701,783
Income tax provision	31,609	5,655,758
Conversion difference	(88,088)	(775,137)
Balance	21,525,925	21,582,404
Changes in fair value of financial assets or liabilities
Deferred tax assets and liabilities
Balance	875	3,107
Conversion difference	(211)	(2,232)
Balance	664	875
Trade receivables
Deferred tax assets and liabilities
Balance	437,352	354,741
Income tax provision	572,129	212,688
Conversion difference	(362)	(130,077)
Balance	1,009,119	437,352
Allowances
Deferred tax assets and liabilities
Balance	447,526	796,606
Income tax provision	463,297	(297,513)
Conversion difference	6,729	(51,567)
Balance	917,552	447,526
Royalties
Deferred tax assets and liabilities
Balance	764,891	723,083
Income tax provision	(18,311)	48,310
Conversion difference	(2,189)	(6,502)
Balance	744,391	764,891
Others
Deferred tax assets and liabilities
Balance	2,750,935	4,210,435
Additions for business combination		765,384
Income tax provision	(2,201,952)	(2,094,736)
Conversion difference	(63,039)	(130,148)
Balance	485,944	2,750,935
Deferred tax liabilities
Deferred tax assets and liabilities
Balance	(51,280,914)	(51,262,138)
Additions for business combination		(1,762,208)
Income tax provision	1,287,998	1,591,079
Conversion difference	103,381	152,353
Balance	(49,889,535)	(51,280,914)
Intangibles assets
Deferred tax assets and liabilities
Balance	(28,312,803)	(28,798,967)
Additions for business combination		(495,346)
Income tax provision	62,914	867,747
Conversion difference	41,870	113,763
Balance	(28,208,019)	(28,312,803)
Property, plant and equipment depreciation
Deferred tax assets and liabilities
Balance	(14,609,276)	(13,620,151)
Additions for business combination		(211,136)
Income tax provision	(703,042)	(784,369)
Conversion difference	(2,410)	6,380
Balance	(15,314,728)	(14,609,276)
Inflation tax adjustment
Deferred tax assets and liabilities
Balance	(162,915)	(566,759)
Income tax provision	70,804	386,486
Conversion difference	65,303	17,358
Balance	(26,808)	(162,915)
Inventories
Deferred tax assets and liabilities
Balance	(7,560,403)	(5,979,778)
Additions for business combination		(940,231)
Income tax provision	1,429,429	(640,394)
Balance	(6,130,974)	(7,560,403)
Others financial assets
Deferred tax assets and liabilities
Balance	(460,306)	(2,150,406)
Income tax provision	436,364	1,690,100
Balance	(23,942)	(460,306)
Right-of-use leased asset.
Deferred tax assets and liabilities
Balance	(190,086)	(120,440)
Additions for business combination		(115,495)
Income tax provision	10,505	30,997
Conversion difference	(1,382)	14,852
Balance	(180,963)	(190,086)
Others
Deferred tax assets and liabilities
Balance	14,875	(25,637)
Income tax provision	(18,976)	40,512
Balance	$ (4,101)	$ 14,875